Debt - Schedule of Summarized Real Estate Secured Debt (Detail) - USD ($) $ in Thousands			12 Months Ended
		Nov. 16, 2023	Dec. 31, 2024		Dec. 20, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 1,322,374
Debt issuance costs, net			(3,369)
Total debt			1,317,435			$ 1,087,401
Ladera Office Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 3,736			3,833
Interest rate			4.29%
Senior notes maturity date			Nov. 01, 2026
2027 NBC Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[1],[2]		$ 51,425			0
Interest rate	[1],[2]		5.82%
Senior notes maturity date	[1],[2]		Mar. 07, 2027
2027 Ladera Ranch Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 42,000			0
Debt Instrument Fixed Rate					5.00%
Interest rate			5.00%
Senior notes maturity date			Dec. 05, 2027
SST IV CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[3]		$ 40,500			40,500
Interest rate	[3]		3.56%
Senior notes maturity date	[3]		Feb. 01, 2030
Fixed Rate Secured Debt
Debt Instrument [Line Items]
Discount on secured debt, net			$ (1,570)			(80)
Debt issuance costs, net			(3,369)			(4,306)
Fixed Rate Secured Debt | KeyBank CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[4]		$ 89,240			91,042
Debt Instrument Fixed Rate	[4]		3.89%
Senior notes maturity date	[4]		Aug. 01, 2026
Fixed Rate Secured Debt | KeyBank Florida CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[5]		$ 49,915			50,751
Debt Instrument Fixed Rate	[5]		4.65%
Senior notes maturity date	[5]		May 01, 2027
Fixed Rate Secured Debt | CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[6]		$ 104,000			104,000
Debt Instrument Fixed Rate	[6]		5.00%
Senior notes maturity date	[6]		Feb. 01, 2029
2025 KeyBank Acquisition Facility | Fixed Rate Secured Debt
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 100,200			0
Debt Instrument Fixed Rate			7.34%
Senior notes maturity date			Nov. 19, 2025
Credit Facility
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 614,831			0
Interest rate			6.44%
Senior notes maturity date			Feb. 22, 2027
Former Credit Facility Term Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 0			250,000
Former Credit Facility Revolver
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			0			318,688
2028 Canadian Term Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[1],[7]		$ 76,527			82,973
Interest rate		6.41%	6.41%	[1],[7]
Senior notes maturity date		Dec. 01, 2028	Dec. 01, 2028	[1],[7]
2032 Private Placement Notes
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[8]		$ 150,000			$ 150,000
Interest rate	[8]		5.28%
Senior notes maturity date	[8]		Apr. 19, 2032

[1]	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.
[2]	This loan incurs interest at an all in rate of CORRA (as defined further below under the section entitled “2027 NBC Loan”), plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.20%. The effective interest rate on this loan is 6.42% when factoring the effects of a CORRA Swap which we entered into with the National Bank of Canada for the initial term of the loan. The Dufferin, Oakville II, Burlington II, Iroquois Shore Rd, and Stoney Creek I properties are encumbered by this loan. See Note 7 – Derivative Instruments for additional information.
[3]	On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million fixed rate CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). This fixed rate loan encumbers seven properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debts, and we serve as a non-recourse guarantor under this loan. The loan has a maturity date of February 1, 2030. Monthly payments due under the loan agreement (the “SST IV CMBS Loan Agreement”) are interest only, with the full principal amount becoming due and payable on the maturity date.
[4]	This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts, and we serve as a non-recourse guarantor under this loan.
[5]	This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[6]	This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, and Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts, and we serve as a non-recourse guarantor under this loan.
[7]	On November 16, 2023, we, through eight of our wholly-owned Canadian subsidiaries entered into a term loan (the “2028 Canadian Term Loan”) with affiliates of QuadReal Finance LP, receiving net proceeds of $110.0 million CAD on such date. The 2028 Canadian Term Loan is secured by eight Canadian properties, has a maturity date of December 1, 2028, and carries a fixed interest rate for the term of the loan of 6.41%. The first two years of the Canadian Term Loan are interest only, after which it requires monthly amortizing payments based on a 25-year amortization schedule.
[8]	As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see 2032 Private Placement Notes below.